Expense Example - The Alaska Last Frontier Fund - The Alaska Last Frontier Fund Class	Jun. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64